Income Taxes - Schedule of U.S. Federal Statutory Rate And The Effective Tax Rate (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected tax at statutory rates, amount					$ (1,475,800)	$ (2,416,700)
Expected tax at statutory rates, percentage					21.00%	21.00%
Permanent Differences, amount					$ 66,000	$ (157,900)
Permanent Differences, percentage					(1.00%)	1.00%
State Income Tax, Net of Federal benefit, amount					$ (760,700)	$ (822,500)
State Income Tax, Net of Federal benefit, percentage					11.00%	4.00%
State Rate Change-Federal Impact, amount					$ (197,600)	$ (42,300)
State Rate Change-Federal Impact, percentage					3.00%	0.00%
State Rate Change Adjustment, amount					$ 941,000	$ 201,300
State Rate Change Adjustment, percentage					(13.00%)	0.00%
Foreign taxes at rate different than US Taxes, amount					$ (21,200)	$ (58,900)
Foreign taxes at rate different than US Taxes, percentage					0.00%	0.00%
Current Year Change in Valuation Allowance, amount					$ 1,910,700	$ 3,411,100
Current Year Change in Valuation Allowance, percentage					(27.00%)	(26.00%)
Prior Year True-Ups, amount					$ (462,400)	$ (114,100)
Prior Year True-Ups, percentage					7.00%	0.00%
Total income tax provision (benefit)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Income tax provision (benefit), percentage					0.00%	0.00%